Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis	1 Months Ended	12 Months Ended
	Feb. 23, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 kr / shares	Feb. 23, 2020 kr / shares	Dec. 31, 2019 kr / shares
Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest	(0.38%)	(0.41%)
Expected dividend yield	0.00%	0.00%
Contractual life (years)	3 years	2 years 2 months 1 day
Expected volatility	104.10%	106.50%
T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest			(0.68%)
Expected dividend yield			0.00%
Contractual life (years)			5 months 1 day
Expected volatility			97.90%
T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest		(0.57%)	(0.68%)
Expected dividend yield		0.00%	0.00%
Contractual life (years)		8 months 15 days	1 year 8 months 15 days
Expected volatility		106.50%	97.90%
Minimum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share)	$ 0.34	$ 0.4
Share price (in Dollars per share and Kronor per share)	$ 0.27	0.1
Minimum [Member] | T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share)			$ 0.8
Share price (in Dollars per share and Kronor per share)			0.18
Minimum [Member] | T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share)		0.73	0.64
Share price (in Dollars per share and Kronor per share)		$ 0.1	0.18
Maximum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share) | kr / shares				kr 3.3	kr 3.3
Share price (in Dollars per share and Kronor per share) | kr / shares				0.8	kr 2.61
Maximum [Member] | T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share) | kr / shares						kr 7.5
Share price (in Dollars per share and Kronor per share) | kr / shares						kr 1.7
Maximum [Member] | T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share) | (per share)			6	6
Share price (in Dollars per share and Kronor per share) | (per share)			$ 1.7	kr 0.8